Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000099780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(3.16%)	(0.44%)		2.96%
C000099781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.00%	(0.01%)		2.80%
C000176653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000099783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000099784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000099780
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%	0.75%		3.57%
Without Sales Load [Member] | C000099781
Average Annual Return [Line Items]
Average Annual Return, Percent	1.99%	(0.01%)		2.80%
Without Sales Load [Member] | C000176653
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%	1.14%	4.45%
Without Sales Load [Member] | C000099783
Average Annual Return [Line Items]
Average Annual Return, Percent	2.82%	0.93%		3.71%
Without Sales Load [Member] | C000099784
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%	1.04%		3.87%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%		9.95%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%		9.95%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	11.96%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%		9.95%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%		9.95%
DWS Index: FTSE EPRA/NAREIT Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)		2.23%
DWS Index: FTSE EPRA/NAREIT Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)		2.23%
DWS Index: FTSE EPRA/NAREIT Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)	3.34%
DWS Index: FTSE EPRA/NAREIT Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)		2.23%
DWS Index: FTSE EPRA/NAREIT Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)		2.23%